Retirement benefits - Net Gratuity Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Past service cost amortized	₨ 1,011.3	$ 10.8
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,717.2	39.6	₨ 3,213.5	₨ 1,968.8
Interest cost	1,551.2	16.5	1,313.5	981.3
Past service cost amortized	1,114.9	11.9	0.0	0.0
(Gains)/Losses on Curtailment	(223.6)	(2.4)	0.0	0.0
Expected return on plan assets	(1,340.3)	(14.3)	(1,283.4)	(1,036.1)
Actuarial (gains)/losses	(38.1)	(0.4)	374.2	(3,196.5)
Net gratuity cost	₨ 4,781.3	$ 50.9	₨ 3,617.8	₨ (1,282.5)